Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Current - Foreign					$ 42	$ 57
Deferred - US					54	0
Total	$ 14	$ 6	$ 34	$ 19	$ 96	$ 57